Interest income - Disclosure of interest income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 195,236		$ 191,265	$ 56,612
Financial assets at amortized cost	2,433		1,861	587
Other interest income	50		63
Interest income	$ 197,719	$ 6,030	$ 193,189	$ 57,199